FINANCE LEASE LIABILITY, Narrative (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) containership	Jun. 30, 2019 USD ($)	Dec. 31, 2019 containership
Other Long-term Liabilities [Line Items]
Number of container vessels contracted to be chartered in | containership	4		4
Interest incurred on capital leases | $	$ 30,100,000	$ 31,500,000